The UBS Funds

Prospectus Supplement | April 4, 2023

Includes:

•  UBS Dynamic Alpha Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated October 28, 2022, as supplemented, for UBS Dynamic Alpha Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective April 1, 2023, Alan Zlatar no longer serves as a portfolio manager for the Fund, and Thomas Oesch is added as a portfolio manager for the Fund.

Therefore, the information under the heading "UBS Dynamic Alpha Fund-Fund Summary" and the sub-heading "Portfolio managers" of the Prospectus is deleted in its entirety and replaced by the following:

• Benjamin Suess, portfolio manager of the Fund since 2021.

• Thomas Oesch, portfolio manager of the Fund since April 2023.

Additionally, the information under the heading "More information about the funds" and the sub-headings "Management—Portfolio management—UBS Dynamic Alpha Fund" of the Prospectus is deleted in its entirety and replaced by the following:

UBS Dynamic Alpha Fund

Benjamin Suess and Thomas Oesch are the portfolio managers for UBS Dynamic Alpha Fund. As portfolio managers, Messrs. Suess and Oesch have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective. The team members have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests, which aids in research and idea generation. Messrs. Suess and Oesch also have access to certain members of the fixed income and equities investment management teams, each of whom may be at certain times (at the discretion of the lead portfolio managers) allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection and portfolio construction. Information about Messrs. Suess and Oesch is provided below.

Benjamin Suess is an Asset Allocation Strategist and member of the Asset Allocation group, and an Executive Director at UBS Asset Management. Mr. Suess joined UBS Asset Management in 2010 and has been a portfolio manager of the Fund since 2021.

Thomas Oesch, CFA, is a portfolio manager in the Investment Solutions team and an Executive Director at UBS Asset Management. Mr. Oesch has been at UBS Asset Management since 2006. Mr. Oesch has been a portfolio manager of the Fund since April 2023.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1218

The UBS Funds

Supplement to the Statement of Additional Information | April 4, 2023

Includes:

•  UBS Dynamic Alpha Fund

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI"), dated October 28, 2022, as supplemented, for UBS Dynamic Alpha Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective April 1, 2023, Alan Zlatar no longer serves as a portfolio manager for the Fund, and Thomas Oesch is added as a portfolio manager for the Fund.

Therefore, in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information regarding other accounts managed for Thomas Oesch and Alan Zlatar is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Thomas Oesch* (UBS Global Allocation Fund and UBS Dynamic Alpha Fund)	—	$—	4	$752	8	$184

  *  Mr. Oesch became a portfolio manager of UBS Dynamic Alpha Fund on April 1, 2023. Information for Mr. Oesch is as of February 28, 2023.

In addition, in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers" the information regarding shares owned for Alan Zlatar is deleted in its entirety and replaced with the following:

Portfolio manager/Fund	Range of shares owned
Thomas Oesch† (UBS Dynamic Alpha Fund)	None

† Mr. Oesch became a portfolio manager of UBS Dynamic Alpha Fund on April 1, 2023. Information for Mr. Oesch is as of February 28, 2023.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1219